Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents Details
Deposits held at banks	€ 3,177	€ 1,120
Money market funds	38,876	27,997
USD term deposits (1-60 days)	81,229	0
Cash and cash equivalents	€ 123,282	€ 29,117	€ 3,302	€ 6,622